Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Consolidated statement of Profit or Loss

The Group has recognized the following amounts relating to revenue in the Consolidated Statement of Profit or Loss for the year ended December 31, 2018:

(In millions of yen)
2018
Revenue from contracts with customers
Revenue(1)	207,182
Other operating income: Virtual credits breakage income	387

207,569

Other revenue from other sources
Other operating income(2)	27,712

(1)	Refer to Note 5 Segment Information for further details of revenue by segment.
(2)	Refer to Note 20 Supplemental Cash Flow Information and Note. 30. Principal Subsidiaries for details of other operating income.

Summary of Trade and Other Receivables, Contract and Contract Liabilities

Trade and other receivables, contract assets and contract liabilities

(In millions of yen)
	January 1, 2018	December 31, 2018
Trade and other receivables	41,663	37,644
Contract assets(1)	437	339

Contract liabilities
Unsatisfied performance obligations(2)	12,778	12,927
Virtual credits(3)	11,201	11,710

Total contract liabilities	23,979	24,637

(1)

Contract assets mainly consist of transactions related to the advertising contracts in which the revenues from these transactions are recognized over time by measuring the progress towards completion of satisfaction of the performance obligation.

(2)

Unsatisfied performance obligations will be fulfilled mainly within a year. Therefore, the transaction price allocated to unsatisfied contract is not disclosed, based on the practical expedient as permitted under IFRS 15.

(3)	The timing of transfer of goods or services related to virtual credits is determined at the customer’s discretion.

Summary of Revenue Recognized

Revenue recognized during the year ended December 31, 2018, that was included in the contract liability balance as of January 1, 2018 are as follow:

(In millions of yen)
2018
Unsatisfied performance obligations	11,182
Virtual credits	9,349